Contract liabilities	6 Months Ended
Jun. 30, 2026
Contract liabilities [abstract]
Contract liabilities

Note 17	Contract liabilities
A contract liability has to be recognized when the customer already provided the consideration or part of the consideration before an entity has fulfilled its performance obligation (agreed goods or services which should be delivered or provided) resulting from the “contract”.

Development of contract liabilities is presented in the table below:

in € thousand	June 30, 2026	December 31, 2025
BALANCE AS AT JANUARY 1	432	3,010
Revenue recognition	—	(3,320)
Addition	60	720
Exchange rate differences	(9)	21
BALANCE AS AT CLOSING DATE	482	432
Less non-current portion	—	—
CURRENT PORTION	482	432
At both closing dates June 30, 2026 and December 31, 2025 €0.4 million of the total €0.5 million contract liabilities related to upfront payments for analytical support and drug substance manufacturing on ongoing contracts.
In the year ended December 31, 2025, revenue of €2.5 million was recognized in connection with the license and technology transfer performance obligation under the master collaboration and license agreement with Serum Institute of India (SII) regarding IXCHIQ.